Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000202308
Average Annual Return [Line Items]
Average Annual Return, Percent	2.39%	0.04%	2.34%
C000202309
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	0.14%	2.15%
C000202264
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	2.05%	3.13%
C000202265
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	2.17%	2.97%
Without Sales Load [Member] | C000202310
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	1.13%	3.03%
Without Sales Load [Member] | C000202308
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%	0.86%	2.76%
Without Sales Load [Member] | C000202309
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%	0.14%	2.15%
Without Sales Load [Member] | C000202311
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%	1.17%	3.09%
Without Sales Load [Member] | C000202266
Average Annual Return [Line Items]
Average Annual Return, Percent	8.60%	3.18%	3.85%
Without Sales Load [Member] | C000202264
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%	2.89%	3.56%
Without Sales Load [Member] | C000202265
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	2.17%	2.97%
Without Sales Load [Member] | C000202267
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%	3.25%	3.94%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.01%	1.12%	3.09%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.01%	1.12%	3.09%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.01%	1.12%	3.09%
Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Protected Securities Index
Average Annual Return, Percent	7.01%	1.12%	3.09%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%